Reserve for Software Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition, Allowances [Line Items]
Balance at beginning of period		$ 1,231	$ 1,182	$ 2,067
Charged against revenue	[1]	11,574	10,943	9,074
Amount written-off or used	[1]	(11,835)	(10,894)	(9,959)
Balance at end of period		$ 970	$ 1,231	$ 1,182

[1]	Changes in the reserve for license cancellations and refunds are presented as gross amounts.